Policyholder liabilities and unallocated surplus - Aggregate account values (Details) - Jackson (US insurance operations) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fixed annuities and the fixed account portion of variable annuities
Liabilities
Aggregate account value	£ 27,741	£ 27,307
Fixed annuities and the fixed account portion of variable annuities | > 0% - 1.0%
Liabilities
Aggregate account value	7,584	6,887
Fixed annuities and the fixed account portion of variable annuities | > 1.0% - 2.0%
Liabilities
Aggregate account value	6,789	7,385
Fixed annuities and the fixed account portion of variable annuities | > 2.0% - 3.0%
Liabilities
Aggregate account value	10,075	9,799
Fixed annuities and the fixed account portion of variable annuities | > 3.0% - 4.0%
Liabilities
Aggregate account value	1,274	1,272
Fixed annuities and the fixed account portion of variable annuities | > 4.0% - 5.0%
Liabilities
Aggregate account value	1,794	1,744
Fixed annuities and the fixed account portion of variable annuities | > 5.0% - 6.0%
Liabilities
Aggregate account value	225	220
Interest-sensitive life business
Liabilities
Aggregate account value	6,432	6,272
Interest-sensitive life business | > 2.0% - 3.0%
Liabilities
Aggregate account value	229	221
Interest-sensitive life business | > 3.0% - 4.0%
Liabilities
Aggregate account value	2,394	2,341
Interest-sensitive life business | > 4.0% - 5.0%
Liabilities
Aggregate account value	2,106	2,059
Interest-sensitive life business | > 5.0% - 6.0%
Liabilities
Aggregate account value	£ 1,703	£ 1,651